Capital and Funding - Summary of Treasury Shares Movements (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of classes of share capital [Abstract]
Treasury stock beginning balance	€ (4,164)	€ (4,119)
Repurchase of shares (see note 24)	(5,014)
Other purchases and utilisations	(30)	(45)
Treasury stock ending balance	€ (9,208)	€ (4,164)